Related Party Balances and Transactions (Details) - Schedule of accounts payable-related party - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Subtotal			$ 734,263
Guangzhou Guangrui [Member]
Related Party Transaction [Line Items]
Subtotal	[1]		$ 734,263

[1]	As the disposal of Shantou Hongrui in Febuary 2022, Guangzhou Guangrui was no longer considered as a related party and the balance was reclassified to account payable.